Employee Stock And Incentive Plan (Summary Of Options Outstanding And Options Exercisable) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Shares	1,538,110
Options Outstanding, Weighted Average Remaining Life	3 years 8 months 12 days
Options Outstanding, Weighted Average Exercise Price	$ 16.82
$12.00 - 12.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of prices, Lower limit	$ 12.00
Range of prices, Upper limit	$ 12.99
Options Outstanding, Shares	78,471
Options Outstanding, Weighted Average Remaining Life	2 months 12 days
Options Outstanding, Weighted Average Exercise Price	$ 12.92
$13.00 - 14.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of prices, Lower limit	$ 13.00
Range of prices, Upper limit	$ 14.99
Options Outstanding, Shares	451,318
Options Outstanding, Weighted Average Remaining Life	3 years 8 months 12 days
Options Outstanding, Weighted Average Exercise Price	$ 14.04
$15.00 - 16.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of prices, Lower limit	$ 15.00
Range of prices, Upper limit	$ 16.99
Options Outstanding, Shares	518,231
Options Outstanding, Weighted Average Remaining Life	4 years 6 months
Options Outstanding, Weighted Average Exercise Price	$ 15.71
$17.00 - 19.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of prices, Lower limit	$ 17.00
Range of prices, Upper limit	$ 19.99
Options Outstanding, Shares	236,157
Options Outstanding, Weighted Average Remaining Life	3 years 2 months 12 days
Options Outstanding, Weighted Average Exercise Price	$ 18.61
$20.00 - 23.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of prices, Lower limit	$ 20.00
Range of prices, Upper limit	$ 23.99
Options Outstanding, Shares	253,933
Options Outstanding, Weighted Average Remaining Life	2 years 2 months 12 days
Options Outstanding, Weighted Average Exercise Price	$ 23.57